Product revenues, net	9 Months Ended
Sep. 30, 2021
Revenue From Contracts With Customers [Abstract]
Product revenue, net	Product revenues, net
On April 23, 2021, the Company received FDA accelerated regulatory and marketing approval for ZYNLONTA and launched in the U.S. shortly thereafter. To date, the Company’s only source of product revenue, which commenced during May 2021, has been sales of ZYNLONTA. Product revenues, net were KUSD 13,147 and KUSD 16,907 for the three and nine months ended September 30, 2021, respectively. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled. See note 3, “Significant accounting policies” for further information.
The table below provides a rollforward of the Company’s GTN sales adjustments for the three and nine months ended September 30, 2021.

(in KUSD)	Three months ended September 30, 2021	Nine months ended September 30, 2021
Beginning balance	730	—
GTN sales adjustments in the current period	2,081	2,833
Credits, payments and reclassifications to Accounts payable	(84)	(106)
Ending balance as of September 30, 2021	2,727	2,727
The table below provides the classification of the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2021.

(in KUSD)	As of September 30, 2021
Accounts receivable, net	1,940
Other current liabilities	787
2,727